Discontinued operations and assets classified as held for sale	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Discontinued operations and assets classified as held for sale
3    Discontinued operations and assets classified as held for sale

Accounting policies
Assets classified as held-for-sale
Non-current assets (or disposal groups) are classified as held-for-sale if their carrying amounts are expected to be recovered through a sale transaction rather than through continuing use. Non-current assets (or disposal groups) classified as held-for-sale are measured at the lower of their carrying amount or the fair value less costs of disposal. Depreciation or amortization of an asset ceases when it is classified as held-for-sale. When non-current assets (or disposal groups) are classified as held-for-sale, comparative balances prior to such date are not represented in the Consolidated balance sheets.
Discontinued operations
A discontinued operation is a component of the company that has either been disposed of or is classified as held-for-sale and represents a separate major line of business or geographical area of operations or is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Any gain or loss from disposal, together with the results of these operations until the date of disposal, are reported separately as discontinued operations in the Consolidated statements of income.
The financial information of discontinued operations is excluded from the respective captions in the Consolidated financial statements and related notes for all periods presented. Comparatives are re-presented for presentation of discontinued operations in the Consolidated statements of income and Consolidated statements of cash flows.
Accounting estimates and judgments
The determination of the fair value less costs of disposal involves the use of estimates and assumptions that tend to be uncertain. Circumstances to which these adjustments may relate include resolution of uncertainties that arise from the terms of the disposal transaction, such as the resolution of purchase price adjustments and indemnifications, resolution of uncertainties that arise from and are directly related to the operations of the component before its disposal, such as environmental and assurance-type product warranty obligations retained by the company, and the settlement of employee benefit plan obligations provided that the settlement is directly related to the disposal transaction.

In 2024 discontinued operations consist primarily of the Domestic Appliances business. In 2023 and 2022 discontinued operations consist of certain costs related to other divestments, which were previously reported as discontinued operations.
Philips Group
Discontinued operations, net of income taxes in millions of EUR

	2022	2023	2024
Domestic Appliances	3	(2)	140
Other	10	(7)	2
Discontinued operations, net of income taxes	13	(10)	142
Discontinued operations: Domestic Appliances
In 2024, Discontinued operations related to the Domestic Appliances business included a tax benefit of EUR 140 million relating to tax audit settlements of prior years. Discontinued operations related to the Domestic Appliances business resulted in a net loss of EUR 2 million in 2023 and net gain of EUR 3 million in 2022.
Discontinued operations: Other
Certain costs related to other divestments, which were previously reported as discontinued operations, resulted in a net gain of EUR 2 million in 2024, a net loss of EUR 7 million in 2023 and a net gain of EUR 10 million in 2022.
Discontinued operations cash flows
The following table presents the net cash provided by (used for) discontinued operations reported in the Consolidated statements of cash flows.
Philips Group
Net cash provided by (used for) discontinued operations in millions of EUR

	2022	2023	2024
Net cash provided by (used for) operating activities	(27)	123	(13)
Net cash provided by (used for) investing activities	15
Net cash provided by (used for) discontinued operations	(12)	123	(13)
In 2024, net cash used for discontinued operations was EUR 13 million and consisted primarily of cash flows related to the tax claims from the previously divested business.
In 2023, net cash provided by discontinued operations was EUR 123 million and consisted primarily of a refund received of advance tax payments related to a previously divested business.
In 2022, net cash used for discontinued operations was EUR 12 million and consisted primarily of cash flows related to the tax claims from the previously divested business.
Assets classified as held for sale
As of December 31, 2024, there were no assets held for sale.
As of December 31, 2023, assets held for sale primarily consisted of assets and liabilities of EUR 69 million, directly associated with a business held for sale.